INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current
Other receivables	$ 18,298,672	$ 28,824,998
Non-current
Other receivables	17,957,121	2,546,241
Other receivables.
Current
Taxes	5,019,659	6,113,764
Receivables for PP&E sales		156,423
Other receivables	18,298,672	28,824,998
Prepayments to suppliers	10,242,075	10,956,831
Reimbursements over exports		10,558
Prepaid expenses and other receivables	1,594,152	1,302,221
Miscellaneous	1,235,337	388,553
Non-current
Taxes	752,045	873,699
Reimbursements over exports	1,461,038	1,290,227
Loans receivables	230,000	230,000
Miscellaneous	18,495	152,315
Other receivables	17,957,121	2,546,241
Shareholders and other related parties
Current
Other receivables		3,792,429
Shareholders and other related parties | Other receivables.
Current
Other receivables		3,792,429
Joint ventures and associates | Other receivables.
Current
Other receivables	207,449	$ 6,104,219
Non-current
Other receivables	$ 15,495,543